4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Accounts payable and accrued liabilities
Accounts payable - trade	$ 573,279	$ 589,309
Credit card	12,215	17,457
Accrued expenses	13,465	78,453
Accrued payroll, vacation and payroll tax	104,780	63,724
Sales and business tax payable	39,425	39,456
Total	$ 743,164	$ 788,399